Annual Operating Expenses - VIPEnergyPortfolio-Service2PRO - VIPEnergyPortfolio-Service2PRO - VIP Energy Portfolio - VIP Energy Portfolio - Service Class 2	Aug. 04, 2023
Operating Expenses:
Management fee	0.53%
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.11%
Total annual operating expenses	0.89%